Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	¥ 407,795
Ending balance	410,008	¥ 407,795
Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	988,481	974,390
Additions	1,105	1,530
Transferred from construction in progress	77,861	74,879
Retirement and disposal	(65,730)	(62,318)
Ending balance	1,001,717	988,481
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(580,686)	(568,133)
Depreciation charge for the year	(70,958)	(70,383)
Retirement and disposal	59,935	57,830
Ending balance	(591,709)	(580,686)
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	44,241
Ending balance	42,580	44,241
Buildings and improvements [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	102,541	101,332
Additions	554	712
Transferred from construction in progress	2,060	1,454
Retirement and disposal	(751)	(860)
Reclassification	(39)	(97)
Ending balance	104,365	102,541
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(58,300)	(54,706)
Depreciation charge for the year	(4,185)	(4,370)
Retirement and disposal	681	750
Reclassification	19	26
Ending balance	(61,785)	(58,300)
Telecommunications network plant and equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	355,396
Ending balance	359,360	355,396
Telecommunications network plant and equipment [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	854,382	842,473
Additions	274	512
Transferred from construction in progress	74,157	71,704
Retirement and disposal	(62,560)	(59,822)
Reclassification	(536)	(485)
Ending balance	865,717	854,382
Telecommunications network plant and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(498,986)	(491,066)
Depreciation charge for the year	(64,672)	(63,878)
Retirement and disposal	56,943	55,519
Reclassification	358	439
Ending balance	(506,357)	(498,986)
Furniture, fixture, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	8,158
Ending balance	8,068	8,158
Furniture, fixture, motor vehicles and other equipment [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	31,558	30,585
Additions	277	306
Transferred from construction in progress	1,644	1,721
Retirement and disposal	(2,419)	(1,636)
Reclassification	575	582
Ending balance	31,635	31,558
Furniture, fixture, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(23,400)	(22,361)
Depreciation charge for the year	(2,101)	(2,135)
Retirement and disposal	2,311	1,561
Reclassification	(377)	(465)
Ending balance	¥ (23,567)	¥ (23,400)